Summary of Significant Accounting Policies: Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2011
Financial Instruments:
Financial Instruments

(z)            Financial instruments

The carrying amount of the Group’s financial instruments, which include cash equivalents, marketable securities, non-marketable debt securities, cost method investments, accounts receivable and accounts payable, and short-term borrowings approximates their fair value as of December 31, 2011 and 2010. For long-term borrowings, the difference between fair value and carrying value is shown in Note 14. The Group, using available market information and appropriate valuation methodologies, such as discounted cash flows, has determined the estimated fair values of financial instruments. Since different entities are located and operate in different regions of Russia and elsewhere with different business and financial market characteristics, there are generally very limited or no comparable market values available to assess the fair value of the Group’s debt and other financial instruments. The cost method investments are shares of Russian companies that are not publicly traded and their market value is not available. It is not practicable for the Group to estimate the fair value of these investments, for which a quoted market price is not available because it has not yet obtained or developed the valuation model necessary to make the estimate, and the cost of obtaining an independent valuation would be excessive considering the materiality of the instruments to the Group. Therefore, such investments are recorded at cost (refer to Note 8).